BNY Mellon International Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.0%
Australia — 1.1%
Suncorp Group Ltd.	215,192	2,688,152
Belgium — 1.2%
UCB SA	9,811	2,880,342
Bermuda — 1.5%
Hiscox Ltd.	147,736	3,479,742
China — .6%
Contemporary Amperex Technology Co. Ltd., Cl. H	15,400	1,462,989
Denmark — 1.3%
Novo Nordisk A/S, Cl. B	64,251	2,937,432
France — 13.9%
BNP Paribas SA	39,557	4,288,646
Cie de Saint-Gobain SA	31,006	2,830,304
Cie Generale des Etablissements Michelin SCA	90,738	3,334,918
LVMH Moet Hennessy Louis Vuitton SE	6,959	3,839,736
Orange SA	104,851	2,193,418
Publicis Groupe SA	26,651	2,603,119
Rexel SA	71,978	3,090,389
Schneider Electric SE	13,344	4,201,621
SCOR SE	76,401	2,742,933
TotalEnergies SE	36,900	3,235,759
		32,360,843
Germany — 12.2%
adidas AG	11,010	2,139,488
Daimler Truck Holding AG	66,273	3,258,230
Deutsche Bank AG	70,127	2,278,840
Deutsche Telekom AG	74,130	2,495,387
E.ON SE	124,010	2,632,544
Fresenius SE & Co. KGaA	31,108	1,316,034
Heidelberg Materials AG	13,002	2,893,584
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,583	2,417,820
SAP SE	20,873	3,780,001
Schaeffler AG	130,720	1,610,102
Siemens Energy AG	18,757	3,571,392
		28,393,422
Greece — .7%
Eurobank SA	357,037	1,662,044
Hong Kong — 2.2%
AIA Group Ltd.	478,400	5,020,914
Italy — 2.2%
Enel SpA	284,065	3,189,084
Prysmian SpA	10,889	1,879,738
		5,068,822
Japan — 22.2%
Advantest Corp.	15,700	2,579,782
East Japan Railway Co.	148,900	3,189,946
Ebara Corp.	89,100	3,179,326
Fujitsu Ltd.	77,900	1,647,363
Hitachi Ltd.	103,900	3,370,153

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.0% (continued)
Japan — 22.2% (continued)
ITOCHU Corp.	268,300	3,260,570
Komatsu Ltd.	94,200	3,890,079
Kurita Water Industries Ltd.	50,200	2,758,928
Mitsubishi Heavy Industries Ltd.	71,800	1,715,825
Mizuho Financial Group, Inc.	64,300	2,904,835
Pan Pacific International Holdings Corp.	554,500	3,057,557
Renesas Electronics Corp.	108,300	3,059,994
Santen Pharmaceutical Co. Ltd.	176,800	2,126,396
Sony Group Corp.	111,700	2,415,438
Sumitomo Mitsui Financial Group, Inc.	134,600	4,917,825
Suzuki Motor Corp.	174,400	2,161,042
Tokyo Electron Ltd.	10,400	3,423,024
Yaskawa Electric Corp.	41,300	1,869,151
		51,527,234
Netherlands — 5.3%
ASML Holding NV	4,519	7,299,228
ING Groep NV	159,718	4,974,078
		12,273,306
Spain — 5.3%
Banco de Sabadell SA	443,855	1,501,366
Banco Santander SA	404,261	5,058,574
Industria de Diseno Textil SA	44,454	2,763,666
Repsol SA	67,091	1,724,739
Unicaja Banco SA(a)	369,539	1,238,781
		12,287,126
Sweden — 1.1%
Spotify Technology SA(b)	5,305	2,640,192
Switzerland — 8.0%
Glencore PLC	456,267	3,488,874
Nestle SA	55,437	5,642,067
Novartis AG	28,512	4,303,739
Roche Holding AG(b)	7,655	3,229,507
STMicroelectronics NV	27,921	1,919,828
		18,584,015
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,586	3,174,362
United Kingdom — 15.8%
AstraZeneca PLC	28,776	5,348,639
Balfour Beatty PLC	181,464	1,946,467
Barclays PLC	427,278	2,635,114
Compass Group PLC	39,295	1,264,120
Diageo PLC	130,799	2,704,737
GSK PLC	166,216	4,211,608
HSBC Holdings PLC	186,471	3,499,615
Rio Tinto PLC	11,279	1,210,294
Rolls-Royce Holdings PLC	161,585	2,910,270
Shell PLC	136,357	5,725,645
Unilever PLC	43,604	2,469,533

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.0% (continued)
United Kingdom — 15.8% (continued)
United Utilities Group PLC	87,062	1,575,792
Vodafone Group PLC	785,135	1,177,878
		36,679,712
Total Equity Securities - Common Stocks (cost $197,561,650)		223,120,649

Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — 1.5%
Germany — 1.5%
Volkswagen AG (cost $6,692,943)	5.26	32,256	3,454,580

	1-Day Yield (%)
Investment Companies — .8%
Registered Investment Companies — .8%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,958,467)	3.68	1,958,467	1,958,467
Total Investments (cost $206,213,060)		98.3%	228,533,696
Cash and Receivables (Net)		1.7%	3,857,831
Net Assets		100.0%	232,391,527

ADR—American Depositary Receipt

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $1,238,781 or .5% of net assets.

(b)	Non-income producing security.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon International Fund
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	223,120,649	—	—	223,120,649
Equity Securities - Preferred Stocks	3,454,580	—	—	3,454,580
Investment Companies	1,958,467	—	—	1,958,467
	228,533,696	—	—	228,533,696

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
At May 31, 2026, accumulated net unrealized appreciation on investments was $22,320,636, consisting of $31,025,256 gross unrealized appreciation and $8,704,620 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.